SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 – SUBSEQUENT EVENTS

The Company evaluates subsequent events that have occurred after the balance sheet date but before the financial statements are issued. There are two types of subsequent events: (1) recognized, or those that provide additional evidence with respect to conditions that existed at the dates of the balance sheets, including the estimates inherent in the process of preparing financial statements, and (2) non-recognized, or those that provide evidence with respect to conditions that did not exist at the date of the balance sheet but arose subsequent to that date. The Company has analyzed its operations subsequent to December 31, 2025 to the date of April 30, 2026, these consolidated financial statements were issued.

On January 28, 2026, the Company received the confirmation from The Nasdaq Stock Market LLC (“Nasdaq”) that it had regained compliance with the minimum bid price requirement under Nasdaq Listing Rule 5550(a)(2) for continued Nasdaq listing, and is now compliant with applicable listing standards for continued Nasdaq listing.

On December 31, 2025, the Board of Directors of the Company approved a reverse share split at the ratio of one-for-twenty (1-for-20) on the Class A Ordinary Share and Class B Ordinary Share of the Company at no par value, which was effective on January 13, 2026.

On March 4, 2026 and March 5, 2026, Ms. Steinberg and Mr. Toh resigned as the independent directors of the Company, respectively. On the same day, the Board appointed Mr. Jia Long Fong and Ms. Hai Wai Mimi Vong to fill in the vacancy as the independent directors of the Company.

On March 4, 2026, Mr. Yuet Wang Mok (“Mr. Mok”) resigned as the Chief Financial Officer of the Company effective from the earlier of June 3, 2026 or from the date on which his successor is duly appointed by the Company.

On March 5, 2026, the Company and Ms. Wong mutually agreed to amend the effective date of her resignation as the CEO and Chairperson of the Board to March 5, 2026. Ms. Wong will remain as a director until June 30, 2026 to oversee the transition of the CEO role. On the same day, the Board appointed Mr. Toh as the CEO and a director of the Board of the Company.

The resignations by Ms. Steinberg, Mr. Mok, and Ms. Wong were not the result of any disagreement with the Company regarding its operations, policies, or practices.

On April 27, 2026, the Company and S T Meng entered into a debt conversion and share subscription agreement, pursuant to which S T Meng agreed to allot and issue 51,072 shares to settle the outstanding principal amount of $3,800,000. Upon completion of the debt conversion, the Company’s ownership interest in S T Meng increased from 19% to 41.52%.

As of the date of issuance of these consolidated financial statements, the Company and S T Meng mutually agreed to extend the maturity of the Loan for an additional twelve months with all other terms remaining unchanged.